Equity-Accounted Joint Ventures	9 Months Ended
Sep. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity-Accounted Investments	Equity-Accounted Joint Ventures For a description of the Partnership's equity-accounted joint ventures, see Item 18 - Financial Statements: Note 7a in the Partnership's audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2019. The Partnership's potential credit losses associated with its equity-accounted joint ventures are described in Note 3b and are excluded from the amounts in this note.
a) As of September 30, 2020 and December 31, 2019, the Partnership had loans outstanding to the Exmar LPG Joint Venture, in which the Partnership has a 50% ownership interest, of $52.3 million. These advances bear interest at LIBOR plus 0.50% and have no fixed repayment terms. For the three and nine months ended September 30, 2020, interest earned on these loans amounted to $0.1 million and $0.7 million, respectively (three and nine months ended September 30, 2019 – $0.4 million and $1.2 million, respectively) and is included in interest income in the Partnership's consolidated statements of income. As of September 30, 2020 and December 31, 2019, the interest accrued on these advances was $nil and $0.3 million, respectively. Both the advances and the accrued interest on these advances are included in investments in and advances, net to equity-accounted joint ventures in the Partnership’s consolidated balance sheets.

b) As of September 30, 2020 and December 31, 2019, the Partnership had loans outstanding to the Bahrain LNG Joint Venture, in which the Partnership has a 30% ownership interest, of $73.4 million. These advances bear interest at 6.0%. For the three and nine months ended September 30, 2020, interest earned on these loans amounted to $1.1 million and $3.4 million, respectively (three and nine months ended September 30, 2019 – $0.9 million and $2.7 million, respectively). For the three and nine months ended September 30, 2020, the interest earned was included in interest income in the Partnership’s consolidated statements of income and for the three and nine months ended September 30, 2019, the interest earned was capitalized as part of investments in and advances to equity-accounted joint ventures in the Partnership's consolidated balance sheets. As of September 30, 2020 and December 31, 2019, the interest accrued on these advances was $3.9 million and $0.5 million, respectively. Both the advances and the accrued interest on these advances are included in investments in and advances, net to equity-accounted joint ventures in the Partnership’s consolidated balance sheets.

c) During the three and nine months ended September 30, 2020, the MALT Joint Venture returned capital of $7.9 million to the Partnership. This cash distribution was the result of internally generated cash flow from operations of the joint venture and classified as an operating cash flow in the Partnership's consolidated statements of cash flows.

d) The Partnership guarantees its proportionate share of certain loan facilities and obligations on interest rate swaps for its equity-accounted joint ventures for which the aggregate principal amount of the loan facilities and fair value of the interest rate swaps as at September 30, 2020 was $1.4 billion. As of the date these unaudited consolidated financial statements were issued, the Partnership's equity-accounted joint ventures were in compliance with all covenants relating to these loan facilities and interest rate swap agreements that the Partnership guarantees.